Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,571,291,138
Previously Paid Amount	0
Total Fee Amount	355,095.31
Total Offset Amount	308,273.54
Net Fee	$ 46,821.77